Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FREYR AS
Schedule of Property and Equipment

Property and equipment as of March 31, 2021 and December 31, 2020, consisted of the following (in thousands):

	As of	As of
	March 31,	December 31,
	2021	2020
Office equipment	$140	$98
Less: Accumulated depreciation and amortization	(26)	(15)
Less: Foreign currency translation effects	(2)	(3)
Property and equipment, net	$112	$80

Property and equipment as of December 31, 2020 and 2019, consisted of the following (in thousands):

	As of December 31,
	2020	2019
Office equipment	$98	$20
Less: Accumulated depreciation and amortization	(15)	(1)
Less: Foreign currency translation effects	(3)	—
Property and equipment, net	$80	$19